Related Party Transactions and Arrangements (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Schedule of Selling Commissions and Dealer Manager Fees Payable to Affiliate
The following table details the results of such activities related to RCS, which are recorded as offering costs on the consolidated statement of changes in equity (amounts in thousands):

	Year Ended December 31,			Payable as of December 31,
	2013	2012	2011	2013	2012	2011
Total commissions and fees paid to RCS	$147,755	$184,398	$11,434	$—	$455	$92

Schedule Of Offering Costs Reimbursements to Related Party

	Year Ended December 31,			Payable as of December 31,
	2013	2012	2011	2013	2012	2011
Offering expense and other significant transactions reimbursements	$13,564	$27,202	$4,383	$—	$88	$220

Schedule of Amount Contractually Due and Forgiven in Connection With Operation Related Services
The following table details amounts incurred by the Company, ARCT III or ARCT IV and contractually due to ARC, ARCT III Advisor, ARCT IV Merger or the Company's Former Manager and forgiven in connection with the operations related services described above (amounts in thousands):

	Year Ended December 31,						Payable as of December 31,
	2013		2012		2011		2013	2012	2011
	Incurred	Forgiven	Incurred	Forgiven	Incurred	Forgiven
One-time fees:
Acquisition fees (1)	$24,088	$—	$28,656	$—	$1,692	$—	$—	$376	$37
Financing fees and related cost reimbursements	13,637	—	3,350	—	182	—	—	—	—
Other expense reimbursements	16,230	—	592	—	148	—	—	18	—
Transaction fees	3,455	—	—	—	—	—	3,455	—	—
On-going fees:
Base management fees (2)	13,978	6,109	2,035	1,823	274	274	5,654	—	—
Transfer agent fees	1,874	—	—	—	—	—	274	—	—
Property management and leasing fees (2)	799	799	918	918	15	15	—	—	—
Strategic advisory fees	920	—	—	—	—	—	—	—	—
Distributions on ARCT IV Class B Units	155	—	—	—	—	—	—	—	—
Total operational fees and reimbursements	$75,136	$6,908	$35,551	$2,741	$2,311	$289	$9,383	$394	$37
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(1) In conjunction with the ARCT III Merger, the payment of acquisition fees was terminated, however for properties that were in ARCP's or ARCT III's pipeline at the ARCT III Merger date, the fees were paid as the Company's Former Manager had sourced and negotiated the purchase price prior to the ARCT III Merger.
(2) The amounts incurred and paid were recognized in merger and other transaction related costs during the year ended December 31, 2013 as they relate to the ARCT III Merger. The amounts incurred during the quarter ended December 31, 2013 and payable as of December 31, 2013 were accrued through January 7, 2014, the date prior to transition to self management.

Schedule of General and Administrative Expenses Absorbed by Affiliate
The following table details general and administrative expenses absorbed by ARC and the ARCT III Advisor and paid to the Company or ARCT III during the years ended December 31, 2013, 2012 and 2011(amounts in thousands):

	Year Ended December 31,			Receivable as of December 31,
	2013	2012	2011	2013	2012	2011
General and administrative expenses absorbed	$—	$234	$20	$—	$—	$—